Schedule of reconciliation of defined benefit obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	R$ (5,662,521)	R$ (6,113,349)
Current service cost	(32,777)	(40,404)
Interest cost	(363,951)	(414,747)
Actuarial (gains)/losses recorded as other comprehensive income	745,160	585,968
Benefits paid	358,000	320,011
Defined benefit obligation, ending	(4,956,089)	(5,662,521)	R$ (6,113,349)
Defined benefit obligation, ending	(4,956,089)	(5,662,521)	(6,113,349)
Fair value of the plan's assets, beginning	2,793,927	2,752,417
Expected return on the plan assets	184,687	187,317	192,965
Expected Company's contributions	35,368	36,010
Expected participants' contributions	30,551	36,608
Benefits paid	(172,614)	(138,366)
Actuarial gains/(losses) included in other comprehensive income (loss)	(237,492)	(80,059)	445,206
Fair value of the plan's assets, ending	2,634,427	2,793,927	2,752,417
(Deficit)/Surplus	(2,321,662)	(2,868,594)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(3,112,980)	(3,067,094)
Current service cost	(32,777)	(40,404)
Interest cost	(205,707)	(208,485)
Actuarial (gains)/losses recorded as other comprehensive income	414,823	64,637
Benefits paid	172,614	138,366
Defined benefit obligation, ending	(2,764,027)	(3,112,980)	(3,067,094)
Defined benefit obligation, ending	(2,764,027)	(3,112,980)	(3,067,094)
Fair value of the plan's assets, beginning	2,793,927	2,752,417
Expected return on the plan assets	184,687	187,317	192,965
Expected Company's contributions	35,368	36,010
Expected participants' contributions	30,551	36,608
Benefits paid	(172,614)	(138,366)
Actuarial gains/(losses) included in other comprehensive income (loss)	(237,492)	(80,059)	445,206
Fair value of the plan's assets, ending	2,634,427	2,793,927	2,752,417
(Deficit)/Surplus	(129,600)	(319,053)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,549,541)	(3,046,255)
Current service cost
Interest cost	(158,244)	(206,262)
Actuarial (gains)/losses recorded as other comprehensive income	330,337	521,331
Benefits paid	185,386	181,645
Defined benefit obligation, ending	(2,192,062)	(2,549,541)	(3,046,255)
Defined benefit obligation, ending	(2,192,062)	(2,549,541)	(3,046,255)
Fair value of the plan's assets, beginning
Expected return on the plan assets
Expected Company's contributions
Expected participants' contributions
Benefits paid
Actuarial gains/(losses) included in other comprehensive income (loss)
Fair value of the plan's assets, ending
(Deficit)/Surplus	R$ (2,192,062)	R$ (2,549,541)